Related Party Transactions (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties	€ 61	€ 60	€ 59
Related Parties Amount in Cost of Sales	371	768	315
Due to Related Parties, Current	44	39
Accounts Receivable, Related Parties, Current	€ 350	€ 95